Financial liabilities at fair value through profit or loss - Schedule of Movement in Fair Value of Warrants (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Movement In Fair Value Of Warrants Abstract
Opening balance	¥ 22,044	¥ 0
Issuance of warrants upon restructuring of convertible bonds	0	3,594
Fair value changes	394	(1,336)
Exchange differences	(606)	(12)
Loss on termination	1,841	0
Settlement via new instalment borrowings	(23,673)	0
Closing balance	¥ 0	¥ 2,246